Right-of-use assets - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Vehicles
Right-of-use assets
Lease term	5 years
Minimum | Properties
Right-of-use assets
Lease term	1 year
Maximum | Properties
Right-of-use assets
Lease term	5 years